Related Party Transactions (Details) - Schedule of Relationships with Related Parties who had Transactions	12 Months Ended
Mar. 31, 2024
Mr. Mei Kanayama [Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Representative director, director, and controlling shareholder
Seihinkokusai Co., Ltd. (“Seihinkokusai”) [Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	An entity of which Mr. Kanayama’s wife is a director and the representative director
Shintai Co., Ltd. [Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Palpito [Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	An equity investment entity of the Company, which was sold to Seihinkokusai on June 30, 2023.
Tokushin G.K.[Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	A shareholder of the Company.
Takuetsu Kokusai Co., Ltd.[Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife.
YST (HK) Limited [Member]
Schedule of Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022